Offerings	Apr. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.100% Senior Notes due 2030
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.9972
Maximum Aggregate Offering Price	$ 1,495,800,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 229,006.98
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-286249) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.350% Senior Notes due 2032
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99607
Maximum Aggregate Offering Price	$ 1,494,105,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 228,747.48
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-286249) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Senior Notes due 2035
Amount Registered | shares	1,200,000,000
Proposed Maximum Offering Price per Unit	0.99251
Maximum Aggregate Offering Price	$ 1,191,012,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 182,343.94
Offering Note
(1)
This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3 (File No. 333-286249) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.